Other current non-financial assets (Details 3) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of other current non-financial assets [Abstract]
Balance as at April 1	₨ 6,113	₨ 5,137
Revenue recognized that was included in deferred revenue at the beginning of the year	₨ 2,823	₨ 2,142